                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act File Number 811-21955

                          Stewart Capital Mutual Funds
               (Exact name of Registrant as specified in charter)

                             800 Philadelphia Street
                                Indiana, PA 15701
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                                  Steven Lentz
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (724) 465-1443

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

                                    FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

STEWART CAPITAL MID CAP FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2007
(UNAUDITED)

 Shares                                                                             Value
--------                                                                         ----------
           COMMON STOCKS 88.6%
           BANKS 3.4%
   2,951   PMI Group , Inc. (The)                                                $  133,444
                                                                                 ----------
           CAPITAL GOODS 6.2%
   1,565   Armor Holdings, Inc.*                                                    105,371
     940   Cummins, Inc.                                                            136,037
                                                                                 ----------
                                                                                    241,408
                                                                                 ----------
           CONSUMER DURABLES & APPAREL 3.2%
   2,625   Polaris Industries, Inc.                                                 125,948
                                                                                 ----------
           CONSUMER SERVICES 13.3%
   2,841   Boyd Gaming Corp.                                                        135,344
   4,418   Cedar Fair LP                                                            126,178
   2,451   International Speedway Corp.                                             126,717
   3,295   Matthews International Corp.                                             134,107
                                                                                 ----------
                                                                                    522,346
                                                                                 ----------
           DIVERSIFIED FINANCIALS 3.3%
   3,566   Federated Investors, Inc.                                                130,944
                                                                                 ----------
           ENERGY 9.0%
   4,080   Frontier Oil Corp.                                                       133,171
   2,923   General Maritime Corp.                                                    84,416
   2,501   Teekay Shipping Corp.                                                    135,329
                                                                                 ----------
                                                                                    352,916
                                                                                 ----------
           FOOD & STAPLES RETAILING 3.3%
   2,928   Weis Markets, Inc.                                                       130,882
                                                                                 ----------
           FOOD BEVERAGE & TOBACCO 4.5%
   1,782   Constellation Brands, Inc.*                                               37,743
   2,565   J. M. Smucker Company (The)                                              136,766
                                                                                 ----------
                                                                                    174,509
                                                                                 ----------
           HEALTH CARE EQUIPMENT & SERVICES 5.1%
   1,062   Arrow International, Inc.                                                 34,154
     434   C.R. Bard, Inc.                                                           34,507
   2,210   Hillenbrand Industries, Inc.                                             131,208
                                                                                 ----------
                                                                                    199,869
                                                                                 ----------
           HOUSEHOLD & PERSONAL PRODUCTS 3.2%
   7,713   Nu Skin Enterprises, Inc.                                                127,419
                                                                                 ----------
           INSURANCE 10.0%
   5,442   Fidelity National Financial, Inc.                                        130,661
   2,452   Mercury General Corp.                                                    130,054
   5,863   Old Republic International Corp.                                         129,690
                                                                                 ----------
                                                                                    390,405
                                                                                 ----------
           MATERIALS 3.6%
     255   Sociedad Quimica y Minera de Chile SA (American Depository Receipt)       37,230
   1,453   Southern Copper Corp.                                                    104,122
                                                                                 ----------
                                                                                    141,352
                                                                                 ----------
           PHARMACEUTICALS, BIOTECHNOLOGY 4.1%
   2,702   Barr Pharmaceuticals, Inc.*                                              125,238
   1,215   Endo Pharmaceuticals Holdings, Inc.*                                      35,721
                                                                                 ----------
                                                                                    160,959
                                                                                 ----------
           RETAILING 4.2%
     942   IAC/InterActiveCorp*                                                      35,523
   4,997   Limited Brands, Inc.                                                     130,222
                                                                                 ----------
                                                                                    165,745
                                                                                 ----------

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
           SOFTWARE & SERVICES 3.2%
   2,353   Micros Systems, Inc.*                                                    127,038
                                                                                 ----------
           TECHNOLOGY HARDWARE & EQUIPMENT 3.1%
   5,208   Seagate Technology                                                       121,346
                                                                                 ----------
           UTILITIES 5.9%
   2,706   Nicor, Inc.                                                              131,025
   2,192   Oneok, Inc.                                                               98,640
                                                                                 ----------
                                                                                    229,665
                                                                                 ----------
           TOTAL COMMON STOCKS
              (Cost $3,468,637)                                                   3,476,195
                                                                                 ----------
           SHORT TERM INVESTMENT 9.8%
$382,882   Federated Prime Obligations  4.85%                                       382,882
                                                                                 ----------
           TOTAL SHORT TERM INVESTMENT
              (Cost $382,882)                                                       382,882
                                                                                 ----------
           TOTAL INVESTMENTS 98.4%
              (COST $3,851,519)                                                   3,859,077
           OTHER ASSETS LESS LIABILITIES 1.6%                                        62,287
                                                                                 ----------
           NET ASSETS 100.0%                                                     $3,921,364
                                                                                 ==========

*    non income producing

ORGANIZATION

Stewart Capital Mutual Funds (the "Trust") was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the "Fund"). The Fund is a diversified portfolio of the Trust and is authorized to issue Class A shares. Class A commenced operations at the end of business on December 29, 2006. Stewart Capital Advisors, LLC is the Fund's investment adviser.

INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities listed on the U.S. stock exchanges or the NASDAQ Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

FEDERAL INCOME TAX INFORMATION

At March 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments                          $3,859,966
                                             ==========
Gross unrealized appreciation                $  120,027
Gross unrealized depreciation                  (120,916)
                                             ----------
Net unrealized depreciation on investments   $     (889)
                                             ==========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds


By: /s/ Malcolm E. Polley
    ---------------------------------
    Malcolm E. Polley
    Principal Executive Officer


Date: May 29, 2007
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Malcolm E. Polley
    ---------------------------------
    Malcolm E. Polley
    Principal Executive Officer

Date: May 29, 2007
      -------------------------------


By: /s/ Timothy P. McKee
    ---------------------------------
    Timothy P. McKee
    Principal Financial Officer

Date: May 29, 2007
      -------------------------------

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)